Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 21,496	$ 16,463	$ 15,948	$ 17,091	$ 11,977	$ 11,355	$ 11,794	$ 10,386	$ 8,889	$ 9,425	$ 24,472
Class P
Account Value [Line Items]
Line Graph and Table Measure Name											Class P
Accumulated Value	23,110	17,702	17,112	18,324	12,816	12,134	12,566	11,043	9,431	10,000	$ 26,322
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,978	21,929	21,492	22,314	15,505	13,911	13,572	11,795	10,022	10,000	$ 31,648
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	27,978	21,929	21,492	22,314	15,505	13,911	13,572	11,795	10,022	10,000	$ 31,648
Putnam Equity Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Equity Blended Index
Accumulated Value	24,188	19,360	19,027	20,229	14,105	13,096	13,060	11,484	9,720	10,000	$ 27,428
Putnam Equity Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Equity Blended Index
Accumulated Value	$ 24,188	$ 19,360	$ 19,027	$ 20,229	$ 14,105	$ 13,096	$ 13,060	$ 11,484	$ 9,720	$ 10,000	$ 27,428